Property, plant and equipment - Summary of Property Plant Equipment And Right Of Use Assets (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Oil and Gas assets, Facilities, Corporate Assets	$ 898	$ 1,679
Right-of-use assets	11	26
Total	$ 909	$ 1,705